Steven I. Koszalka Secretary Limited Term Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

November 28, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Limited Term Tax-Exempt Bond Fund of America
File Nos. 033-66214 and 811-07888

Dear Sir or Madam:

This filing is being made pursuant to Rule 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T. This filing is being made in connection with the above referenced Registrant's filing of its prospectus supplement pursuant to Rule 497 on November 4, 2016.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Attachment

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase